INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
R&D classified by nature
Amortization of intangible assets	$ 12,113,107	$ 10,991,433
Analysis and storage	598	4,496
Import and export expenses	881,418	944,963	$ 1,084,684
Depreciation of property, plant and equipment	5,763,249	4,833,274
Employee benefits and social securities	48,269,098	48,003,334	30,731,346
Maintenance	4,692,468	3,262,783	2,428,707
Energy and fuel	1,511,488	1,364,717	608,212
Supplies and materials	4,551,772	2,123,039	2,877,750
Mobility and travel	4,393,810	4,231,001	2,459,586
Professional fees and outsourced services	10,720,122	16,128,324	9,276,334
Professional fees related parties	225,950	277,137	389,714
Insurance	2,316,267	3,236,775	1,719,960
Depreciation of leased assets	3,418,956	3,565,894	1,257,538
Miscellaneous	805,626	900,175	492,734
Total	17,183,041	15,345,315	6,947,460
Research and development expenses
R&D classified by nature
Amortization of intangible assets	5,923,389	4,804,768	2,348,778
Analysis and storage	5,302	52,660
Commissions and royalties		16,257	57,662
Import and export expenses		855
Depreciation of property, plant and equipment	618,627	577,785	438,010
Freight and haulage	30,450	17,429
Employee benefits and social securities	4,727,340	4,530,533	1,787,163
Maintenance	314,721	452,449	87,707
Energy and fuel	8,101	111,481	59,170
Supplies and materials	2,256,748	2,924,994	1,533,211
Mobility and travel	205,572	243,865	140,179
Share-based incentives	510,162	136,754	48,934
Publicity and advertising	23,383
Professional fees and outsourced services	1,265,765	660,887	197,289
Professional fees related parties	256,877	542,551	180,901
Office supplies	688,969	93,623	4,254
Information technology expenses	29,013	31,356	5,325
Insurance	48,872	78,673	12,541
Depreciation of leased assets		68,321	36,426
Miscellaneous	269,750	74	9,910
Total	$ 17,183,041	$ 15,345,315	$ 6,947,460